UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		11/16/2009
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2009

Form 13F Information Table Entry Total:  	73

Form 13F Information Table Value Total:  	$877,716
					 	(thousands)

List of Other Included Managers: 		NONE

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

							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$220		62,810		SH		SOLE 	NONE	62,810
A D C TELECOMMUNICTNS	COM NEW			000886309	$3,753		450,000		SH		SOLE 	NONE	450,000
ADOBE SYS INC		COM			00724F101	$18,103		547,900		SH		SOLE 	NONE	547,900
ADVANCED MICRO DEVICES	COM			007903107	$2,264		400,000		SH		SOLE 	NONE	400,000
AK STL HLDG CORP	COM			001547108	$19,537		990,200		SH		SOLE 	NONE	990,200
ALPHA NATURAL RESOURCES	COM			02076X102	$33,317		949,200		SH		SOLE 	NONE	949,200
AMERICAN TOWER CORP	CL A			029912201	$22,146		608,400		SH		SOLE 	NONE	608,400
APPLE INC		COM			037833100	$33,252		179,400		SH		SOLE 	NONE	179,400
ARCELORMITTAL SA LUXEM	NY REGISTRY SH		03938L104	$33,419		899,800		SH		SOLE 	NONE	899,800
ARCELORMITTAL SA LUXEM	NOTE 5.000% 5/1		03938LAK0	$361		250,000		PRN		SOLE 	NONE	250,000
BP PLC			SPONSORED ADR		055622104	$16,725		314,200		SH		SOLE 	NONE	314,200
BPZ RESOURCES INC	COM			055639108	$8,550		1,137,000	SH		SOLE 	NONE	1,137,000
BOYD GAMING CORP	COM			103304101	$4,906		448,900		SH		SOLE 	NONE	448,900
CHEESECAKE FACTORY INC	COM			163072101	$2,778		150,000		SH		SOLE 	NONE	150,000
CONTINENTAL AIRLS INC	CL B			210795308	$7,982		485,500		SH		SOLE 	NONE	485,500
CALGON CARBON CORP	COM			129603106	$890		60,000		SH		SOLE 	NONE	60,000
CALPINE CORP		COM NEW			131347304	$1,094		95,000		SH		SOLE 	NONE	95,000
CERAGON NETWORKS LTD	ORD			M22013102	$390		46,100		SH		SOLE 	NONE	46,100
CF INDS HLDGS INC	COM			125269100	$862		10,000		SH		SOLE 	NONE	10,000
CROWN CASTLE INTL CORP	COM			228227104	$39,962		1,274,300	SH		SOLE 	NONE	1,274,300
CONOCOPHILLIPS		COM			20825C104	$33,129		733,600		SH		SOLE 	NONE	733,600
DELTA AIR LINES INC DEL	COM NEW			247361702	$5,929		661,700		SH		SOLE 	NONE	661,700
DEVON ENERGY CORP NEW	COM			25179M103	$20,105		298,600		SH		SOLE 	NONE	298,600
ENTERPRISE PRODS PRTNRS	COM			293792107	$566		20,000		SH		SOLE 	NONE	20,000
EQUINIX INC		COM NEW			29444U502	$2,806		30,500		SH		SOLE 	NONE	30,500
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,049		1,000,000	PRN		SOLE 	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$524		500,000		PRN		SOLE 	NONE	500,000
EQUINIX INC		NOTE 4.750% 6/1		29444UAH9	$9,284		7,000,000	PRN		SOLE 	NONE	7,000,000
EQT CORP		COM			26884L109	$426		10,000		SH		SOLE 	NONE	10,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$35,948		4,985,800	PRN		SOLE 	NONE	4,985,800
FINISAR			NOTE 2.500%10/1		31787A507	$6,456		666,901		PRN		SOLE 	NONE	666,901
FINISAR			NOTE 2.500%10/1		31787AAF8	$1,788		2,000,000	SH		SOLE 	NONE	2,000,000
FLOTEK INDS INC DEL	COM			343389102	$371		180,000		SH		SOLE 	NONE	180,000
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,114		2,250,000	SH		SOLE 	NONE	2,250,000
GERDAU AMERISTEEL CORP	COM			37373P105	$97		12,300		SH		SOLE 	NONE	12,300
GLAXOSMITHKLINE PLC	SPONSORED ADR		37733W105	$26,665		674,900		SH		SOLE 	NONE	674,900
GOOGLE INC		CL A			38259P508	$38,875		78,400		SH		SOLE 	NONE	78,400
GOODYEAR TIRE & RUBR CO	COM			382550101	$40,482		2,377,100	SH		SOLE 	NONE	2,377,100
HOLOGIC INC		FRNT 2.000%12/1		436440AA9	$13,512		16,528,000	PRN		SOLE 	NONE	16,528,000
INTL BUSINESS MACHS	COM			459200101	$6,160		51,500		SH		SOLE 	NONE	51,500
INTEL CORP		COM			458140100	$9,762		498,800		SH		SOLE 	NONE	498,800
JUNIPER NETWORKS INC	COM			48203R104	$2,702		100,000		SH		SOLE 	NONE	100,000
JOY GLOBAL INC		COM			481165108	$979		20,000		SH		SOLE 	NONE	20,000
JPMORGAN CHASE & CO	COM			46625H100	$4,364		99,600		SH		SOLE 	NONE	99,600
KINROSS GOLD CORP	COM NO PAR		496902404	$21,939		1,011,000	SH		SOLE 	NONE	1,011,000
MASTERCARD INC		CL A			57636Q104	$30,161		149,200		SH		SOLE 	NONE	149,200
MIDCAP SPDR TR		UNIT SER 1		595635103	$213		1,700		SH		SOLE 	NONE	1,700
MARKET VECTORS ETF TR	GOLD MINER ETF		57060U100	$9,031		199,400		SH		SOLE 	NONE	199,400
MASSEY ENERGY CORP	COM			576206106	$6,200		222,300		SH		SOLE 	NONE	222,300
MERCK & CO INC		COM			58933Y105	$21,730		687,000		SH		SOLE 	NONE	687,000
MICROSOFT CORP		COM			594918104	$28,145		1,094,300	SH		SOLE 	NONE	1,094,300
MICRON TECHNOLOGY INC	COM			595112103	$4,100		500,000		SH		SOLE 	NONE	500,000
NOBLE ENERGY INC	COM			655044105	$660		10,000		SH		SOLE 	NONE	10,000
NUANCE COMMUNICATIONS	COM			67020Y100	$39,637		2,649,500	SH		SOLE 	NONE	2,649,500
NVIDIA CORP		COM			67066G104	$46,129		3,069,100	SH		SOLE 	NONE	3,069,100
NEW YORK TIMES CO	CL A			650111107	$1,624		200,000		SH		SOLE 	NONE	200,000
PENN NATL GAMING INC	COM			707569109	$2,766		100,000		SH		SOLE 	NONE	100,000
PETROHAWK ENERGY CORP	COM			716495106	$726		30,000		SH		SOLE 	NONE	30,000
P F CHANGS CHINA BISTRO COM			69333Y108	$2,718		80,000		SH		SOLE 	NONE	80,000
POTASH CORP SASK INC	COM			73755L107	$903		10,000		SH		SOLE 	NONE	10,000
RESEARCH IN MOTION LTD	COM			760975102	$30,758		454,800		SH		SOLE 	NONE	454,800
RANGE RES CORP		COM			75281A109	$494		10,000		SH		SOLE 	NONE	10,000
SBA COMMUNICATIONS CORP	COM			78388J106	$39,422		1,458,471	SH		SOLE 	NONE	1,458,471
SHERWIN WILLIAMS CO	COM			824348106	$1,504		25,000		SH		SOLE 	NONE	25,000
SOUTHERN COPPER CORP	COM			84265V105	$460		15,000		SH		SOLE 	NONE	15,000
TESCO CORP		COM			88157K101	$538		67,416		SH		SOLE 	NONE	67,416
TEVA PHARMACEUTICAL IND	ADR			881624209	$18,234		360,634		SH		SOLE 	NONE	360,634
TRANSGLOBE ENERGY CORP	COM			893662106	$71		20,000		SH		SOLE 	NONE	20,000
TRANSOCEAN INC		NOTE 1.625%12/1		893830AU3	$8,904		104,100		PRN		SOLE 	NONE	104,100
UAL CORP		COM NEW			902549807	$5,241		568,400		SH		SOLE 	NONE	568,400
UNITED STATES STL CORP	COM			912909108	$17,659		398,000		SH		SOLE 	NONE	398,000
WALTER ENERGY INC	COM			93317Q105	$23,768		395,741		SH		SOLE 	NONE	395,741
WESTPORT INNOVATIONS	COM NEW			960908309	$381		30,000		SH		SOLE 	NONE	30,000
